Reserves - Schedule of Warrants Issued (Details) - 12 months ended Jun. 30, 2020 - Aegis Corp [Member]	AUD ($)	$ / shares shares
Statement Line Items [Line Items]
Grant date for warrants issued	Jul. 16, 2019
Number of warrants issued | shares		166,066,050
Dividend yield
Historic volatility and expected volatility	152.00%
Option exercise price		$ 0.008
Fair value of warrants at grant date		0.006
Weighted average exercise price		$ 0.008
Risk free interest rate	1.05%
Model used	Black-Scholes
Expected life of an warrant	5 years
Valuation amount | $	$ 890,113